Subsequent Events (Details)		1 Months Ended
	Feb. 12, 2024 USD ($)	Jan. 31, 2024 USD ($) derivativeAgreement	Feb. 11, 2024 USD ($)	Jan. 28, 2024 $ / shares shares	Jan. 31, 2023 USD ($)	Dec. 31, 2018 USD ($)
Forecast | McGrath RentCorp
Subsequent Event [Line Items]
Amount to be paid to shareholders (USD per share) | $ / shares				$ 123.00
Fractional shares to be converted to shares (in shares) | shares				2.8211
Forecast | McGrath RentCorp | Line of Credit | Eight Year Senior Secured Bridge Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Debt, face amount	$ 875,000,000
Agreement term	8 years
Forecast | McGrath RentCorp | Line of Credit | Five Year Senior Secured Bridge Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Debt, face amount	$ 875,000,000
Agreement term	5 years
Forecast | McGrath RentCorp | Line of Credit | ABL Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit facility	$ 4,450,000,000		$ 3,700,000,000
Additional borrowing capacity	$ 750,000,000
Forecast | McGrath RentCorp | McGrath Shareholders | McGrath RentCorp
Subsequent Event [Line Items]
Percentage ownership				12.60%
Interest rate swap
Subsequent Event [Line Items]
Notational amount					$ 750,000,000	$ 400,000,000
Pay rate					3.44%	3.06%
Interest rate swap | Subsequent Event
Subsequent Event [Line Items]
Number of derivative instruments | derivativeAgreement		2
Notational amount		$ 500,000,000.0
Interest rate swap | Subsequent Event | Average
Subsequent Event [Line Items]
Pay rate		3.70%